Note 8 - Property and Equipment (Tables)	12 Months Ended
Oct. 31, 2022
Statement Line Items [Line Items]
Disclosure of detailed information about property, plant and equipment [text block]
(thousands of Canadian dollars)
	2022	2021

Cost	$17,465	$16,884
Accumulated amortization	(10,597)	(9,809)

	$6,868	$7,075